Income and Expenses - Other Operating Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income And Expenses [Line Items]
Other operating income	€ 598.4	€ 250.5	€ 2.7
Foreign exchange differences, net
Disclosure Of Income And Expenses [Line Items]
Other operating income	446.3	0.0	0.0
Government grants
Disclosure Of Income And Expenses [Line Items]
Other operating income	137.2	239.0	1.5
Income from derivative instruments at fair value through profit and loss
Disclosure Of Income And Expenses [Line Items]
Other operating income	5.7	0.0	0.0
Bargain purchase
Disclosure Of Income And Expenses [Line Items]
Other operating income	2.2	7.0	0.0
Other
Disclosure Of Income And Expenses [Line Items]
Other operating income	€ 7.0	€ 4.5	€ 1.2